Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Line Items]
Number of operating segments	three
Number of operating and reportable segment	one
Amortized period straight line method	5 years
Lease term	12 months
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	2 years
Top of Range [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	4 years
Vehicles and Property [Member]
Material Accounting Policies [Line Items]
Amortized period straight line method	3 years